Schedule of Investments

The 3D Printing ETF

October 31, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.2%

Aerospace & Defense - 5.9%
General Electric Co.	7,045	$1,210,190
Hexcel Corp.	1,528	89,678
L3Harris Technologies, Inc.	5,468	1,353,166
Melrose Industries PLC (United Kingdom)	234,688	1,437,446
Moog, Inc., Class A	6,924	1,305,867
Total Aerospace & Defense		5,396,347

Air Freight & Logistics - 1.4%
United Parcel Service, Inc., Class B	9,954	1,334,433

Automobile Components - 1.3%
Cie Generale des Etablissements Michelin SCA (France)	36,607	1,236,387

Chemicals - 0.7%
5N Plus, Inc. (Canada)*	18,306	93,348
Arkema SA (France)	1,014	88,624
Avient Corp.	1,838	85,669
DuPont de Nemours, Inc.	1,106	91,787
Eastman Chemical Co.	862	90,587
Evonik Industries AG (Germany)	4,094	90,089
Toray Industries, Inc. (Japan)	17,408	95,805
Total Chemicals		635,909

Electrical Equipment - 1.9%
AMETEK, Inc.	9,223	1,690,945
SGL Carbon SE (Germany)*	16,401	83,581
Total Electrical Equipment		1,774,526

Electronic Equipment, Instruments & Components - 9.4%
FARO Technologies, Inc.*	192,054	3,368,627
Hexagon AB, Class B (Sweden)	161,099	1,505,670
Jabil, Inc.	749	92,194
Renishaw PLC (United Kingdom)	90,215	3,664,345
Total Electronic Equipment, Instruments & Components		8,630,836

Health Care Equipment & Supplies - 9.0%
Align Technology, Inc.*	7,234	1,483,187
DENTSPLY SIRONA, Inc.	143,607	3,327,374
Straumann Holding AG (Switzerland)	26,204	3,459,274
Total Health Care Equipment & Supplies		8,269,835

Household Durables - 4.4%
Nikon Corp. (Japan)	325,478	4,088,290

Industrial Conglomerates - 3.8%
3M Co.	696	89,415
Siemens AG (Germany)	17,713	3,437,285
Total Industrial Conglomerates		3,526,700

Life Sciences Tools & Services - 3.9%
BICO Group AB (Sweden)*	999,488	3,594,744

Machinery - 19.5%
3D Systems Corp.*	1,307,229	3,921,687
Desktop Metal, Inc., Class A*	793,543	3,896,296
Kennametal, Inc.	3,856	97,634
Lincoln Electric Holdings, Inc.	6,754	1,300,550
Markforged Holding Corp.*	1	4
OC Oerlikon Corp. AG (Switzerland)	282,792	1,292,221
Proto Labs, Inc.*	134,389	3,682,259
Sandvik AB (Sweden)	4,798	94,118
Stratasys Ltd.*	513,278	3,669,938
Total Machinery		17,954,707
Investments	Shares	Value

Metals & Mining - 1.8%
ATI Inc.*	1,489	$78,485
Carpenter Technology Corp.	592	88,504
Kaiser Aluminum Corp.	18,269	1,356,656
Materion Corp.	881	89,536
voestalpine AG (Austria)	4,384	90,844
Total Metals & Mining		1,704,025

Software - 23.8%
Altair Engineering, Inc., Class A*	36,892	3,836,399
ANSYS, Inc.*	10,821	3,467,157
Autodesk, Inc.*	12,107	3,435,966
Dassault Systemes SE (France)	98,555	3,372,609
Materialise NV (Belgium)*(a)	731,090	4,320,742
PTC, Inc.*	19,080	3,536,096
Total Software		21,968,969

Technology Hardware, Storage & Peripherals - 8.3%
Eastman Kodak Co.*	20,094	94,844
HP, Inc.	105,353	3,742,138
Nano Dimension Ltd. (Israel)*(a)	1,707,058	3,704,316
Xerox Holdings Corp.	8,943	73,064
Total Technology Hardware, Storage & Peripherals		7,614,362

Trading Companies & Distributors - 4.1%
Xometry, Inc., Class A*	189,782	3,734,910
Total Common Stocks
(Cost $139,902,841)		91,464,980
PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $111,810)	1,054	91,237

MONEY MARKET FUND–0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.74% (b)
(Cost $259,285)	259,285	259,285
Total Investments–99.6%
(Cost $140,273,936)		91,815,502
Other Assets in Excess of Liabilities–0.4%		352,429
Net Assets–100.0%		$92,167,931

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2024.

Schedule of Investments (continued)

The 3D Printing ETF

October 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2024, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$91,464,980	$–	$–	$91,464,980
Preferred Stock‡	91,237	–	–	91,237
Money Market Fund	259,285	–	–	259,285
Total	$91,815,502	$–	$–	$91,815,502

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.